Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Summary of Accounts Receivable

Accounts receivable consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Trade accounts receivable	$93,979	$66,612
Other accounts receivable	2,585	1,230

Total accounts receivable	$96,564	$67,842

Accounts receivable at December 31 consisted of the following (in thousands):

	2016	2015
Trade accounts receivable	$66,612	$71,588
Other accounts receivable	1,230	1,325

Total accounts receivable	$67,842	$72,913